CERTIFICATE

                            ANALYSTS INVESTMENT TRUST
                         FILE NOS. 33-64370 AND 811-7778


         The undersigned, Secretary of Analysts Investment Trust (the "Trust"), in lieu of filing under Section 497(c) of the Securities Act of 1933, as amended (the "Act"), hereby certifies that:

         1. The form of Prospectus and Statement of Additional Information that would have been filed under paragraph 497(c) of the Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 6, the most recent amendment; and

         2. The text of Post-Effective Amendment No. 6 has been filed electronically.



                                         Analysts Investment Trust,


Date: December 4, 1997                   By: /s/ David L. Manzler, Sr.
                                             David L. Manzler, Sr., Secretary